UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     JDS Capital Management
Address:  100 Park Avenue, 17th Floor
          New York, NY 10017

13 File Number: 02805547

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Barbara Tomasulo
Title:
Phone:     212-833-9921
Signature, Place and Date of Signing:

    Barbara Tomasulo  January 22, 2008


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    114615



List of Other Included Managers:

 No.  13F File Number     Name

 01                       JDS Capital Management
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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ALVARION LTD COM STK           COMMON STOCK     M0861T100    14250  1500000 SH       SOLE     01         1500000        0        0
D APPLERA CORP CELERA GROUP      COMMON STOCK     038020202     2381   150000 SH       SOLE     01          150000        0        0
D ATHEROS COMMUNICATIO NS INC CO OPTIONS - CALLS  99O9S9479     7635   250000 SH  CALL SOLE     01          250000        0        0
D AXT INC  COM STK               COMMON STOCK     00246W103    14260  2300000 SH       SOLE     01         2300000        0        0
D CEVA INC                       COMMON STOCK     157210105     2442   200000 SH       SOLE     01          200000        0        0
D CLEARWIRE CORP CLASS  A        COMMON STOCK     185385309     1371   100000 SH       SOLE     01          100000        0        0
D DIVX INC                       COMMON STOCK     255413106     4200   300000 SH       SOLE     01          300000        0        0
D ELECTRONIC ARTS INC  COM STK   COMMON STOCK     285512109     5841   100000 SH       SOLE     01          100000        0        0
D FIBER TOWER                    COMMON STOCK     31567R100     8065  3537290 SH       SOLE     01         3537290        0        0
D FINISAR CORP  COM STK          COMMON STOCK     31787A101     2900  2000000 SH       SOLE     01         2000000        0        0
D JDS UNIPHASE CORP  COM STK     COMMON STOCK     46612J507     2660   200000 SH       SOLE     01          200000        0        0
D JDS UNIPHASE CORP  COM STK     OPTIONS - CALLS  99O9KW955     6650   500000 SH  CALL SOLE     01          500000        0        0
D METALINK LTD                   COMMON STOCK     M69897102     4068   900100 SH       SOLE     01          900100        0        0
D TIVO INC  COM STK              COMMON STOCK     888706108    25020  3000000 SH       SOLE     01         3000000        0        0
D TRANSMETA CORP DEL  COM STK    COMMON STOCK     89376R208     6830   500000 SH       SOLE     01          500000        0        0
D WESTERN DIGITAL CORP  COM STK  COMMON STOCK     958102105     6042   200000 SH       SOLE     01          200000        0        0
S REPORT SUMMARY                 16 DATA RECORDS              114615        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED